Deferred Share Units (Details Narrative) - shares	Feb. 28, 2022	Feb. 28, 2021
Deferred Share Units
Share-based compensation arrangement by share-based payment award, number of shares authorized	0	0
Share-based compensation arrangement by share-based payment award, number of shares available for grant	11,000	11,000